Non-Interest Income and Non-Interest Expense - Components of Non-Interest Income and Non-Interest Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Non-interest income:
Service charges on deposits	$ 4,374	$ 4,090	$ 4,568
Other fees and commissions	8,895	7,726	7,603
Security gains, net	545	78	259
Fees and gains on sales of loans	2,780	3,298	3,602
Gain on sale of other real estate, net	77	(1,642)	(3,286)
Other income	7	12	3
Non-interest income	16,678	15,204	16,035
Non-interest expense:
Employee salaries and benefits	27,793	25,697	23,984
Occupancy expenses	3,100	2,715	2,626
Furniture and equipment expenses	1,767	1,406	1,175
Loss on sales of other assets, net	6	3	2
Write downs and loss on sales of other real estate, net	(77)	1,642	3,286
Data processing expenses	2,313	1,902	1,433
FDIC insurance	1,049	1,220	1,738
Directors' fees	720	707	762
Legal fees and litigation losses	92	2,980	178
Other operating expenses	10,865	10,515	9,914
Total	$ 47,705	$ 48,787	$ 45,098